Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current
Federal	$ 17.5	$ 24.2	$ 37.4
State	9.6	2.8	3.2
Non-United States	155.3	176.5	126.3
Total current	182.4	203.5	166.9
Deferred
Federal	(20.4)	(2.3)	(81.1)
State	0.5	3.3	(2.9)
Non-United States	8.3	23.8	15.5
Total deferred	(11.6)	24.8	(68.5)
Total provision	170.8	228.3	98.4
U.S. Federal statutory rate (in hundredths)	35.00%
Income Tax Reconciliation [Abstract]
Income tax based on statutory rate	128.9	168.0	(57.8)
Increase (decrease) resulting from:
State income taxes, net of Federal benefit	6.7	5.2	(0.6)
Non-United States tax rate difference	40.8	40.6	38.7
Repatriation of non-United States earnings	(16.9)	11.1	(4.8)
Change in valuation reserve	4.7	(3.3)	11.7
Non-deductible goodwill impairment charge	0	0	109.1
Other, net	6.6	6.7	2.1
Total provision	170.8	228.3	98.4
Future Income Tax Benefits / (Expense)
Total future tax benefits	122.7	134.2
Current tax asset	60.6	52.4
Current tax liability	(3.9)	(1.4)
Noncurrent tax asset	84.4	102.7
Noncurrent tax liability	(18.4)	(19.5)
Expirations of Net Operating Loss Carryforwards [Abstract]
Valuation allowance, net operating losses	118.1
Pretax income of non-U.S operations	234.6	395.5	191.1
Unrecognized Tax Benefits [Abstract]
Tax benefits relating to unrecognized tax benefits	2.5	3.6
Amount of unrecognized tax benefit that would affect the effective tax rate, if recognized	26.0	23.4
Interest and penalties related to unrecognized tax benefits	0.1	0.6	(1.3)
Tax benefit recognized due to statute expirations			(1.8)
Unrecognized tax benefits [Roll forward]
Gross unrecognized tax benefits, beginning of year	25.0	25.0	41.7
Increases in prior year tax positions	5.8	0.9	3.0
Decreases in prior year tax positions	(0.8)	(1.5)	(2.0)
Increases for current year tax positions	3.1	2.5	0
Expiration of statute of limitations and audit settlements	(6.7)	(1.9)	(17.7)
Gross unrecognized tax benefits, end of year	26.4	25.0	25.0
Potential interest and penalties	2.1	2.0	1.4
Balance, end of year	28.5	27.0	26.4
Number of countries and territories in which the Company operates	80
Investments in Foreign Subsidiaries and Foreign Corporate Joint Ventures that are Essentially Permanent in Duration [Member]
Deferred Tax Liability Not Recognized [Line Items]
Unremitted earnings of non-U.S subsidiaries	594.8
Unremitted earnings of non-U.S. subsidiaries that may be remitted	341.1
Deferred Tax Liability [Abstract]
Deferred tax liability, undistributed foreign earnings	15.7	22.0
U.S. Federal and Non-U.S. [Member]
Expirations of Net Operating Loss Carryforwards [Abstract]
2013	1.9
2014	7.0
2015	7.1
2016	10.5
2017	5.6
Thereafter	134.7
No expirations	316.6
Total net operating loss carryforwards	483.4
U.S. State [Member]
Expirations of Net Operating Loss Carryforwards [Abstract]
2013	2.0
2014	7.6
2015	4.1
2016	2.9
2017	6.2
Thereafter	288.1
No expirations	0
Total net operating loss carryforwards	310.9
Current [Member]
Future Income Tax Benefits / (Expense)
Accrued payroll taxes and insurance	11.8	10.7
Employee compensation payable	20.3	26.8
Pension and postretirement benefits	(3.0)	(5.6)
Other	32.5	22.0
Valuation allowance	(4.9)	(2.9)
Total current future income tax benefits (expense)	56.7	51.0
Noncurrent [Member]
Future Income Tax Benefits / (Expense)
Accrued payroll taxes and insurance	19.9	22.5
Pension and postretirement benefits	58.7	55.0
Other	82.7	103.5
Valuation allowance	(126.2)	(116.3)
Intangible assets	(118.1)	(126.4)
Net operating losses	149.0	144.9
Total noncurrent future income tax benefits (expense)	$ 66.0	$ 83.2